FAIR VALUE MEASUREMENTS (Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis) (Details) - Recurring basis [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Assets:
Short term investments, available for sale	¥ 47,208	¥ 128,042
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Short term investments, available for sale	47,208	128,042
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Short term investments, available for sale
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Short term investments, available for sale